Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Nature of Operations [Abstract]
Schedule of Business Combination are Excluded from such Pro-Forma	The shares of common stock issuable and the proceeds expected to be received in the Business Combination are excluded from such pro-forma financial information.
	December 31, 2022
	Actual	Pro Forma
Stockholders’ deficit:		(unaudited)
Series Seed preferred stock	$309	$-
Series Seed-1 preferred stock	244	-
Series Seed-2 preferred stock	209	-
Series Seed-3 preferred stock	36	-
Common stock	683	1,481
Additional paid-in capital	31,232,737	31,232,737
Subscription receivable	(165,719)	(165,719)
Accumulated deficit	(43,520,645)	(43,520,645)
Total stockholders’ deficit	$(12,452,146)	$(12,452,146)

Schedule of Potentially Dilutive Items Outstanding	As all potentially dilutive securities are anti-dilutive as of September 30, 2023 and December 31, 2022, diluted net loss per share is the same as basic net loss per share for each period. Potentially dilutive items outstanding as of September 30, 2023 and 2022 is as follows:
	September 30,
	2023	2022
Series Seed preferred stock (convertible to common stock)	-	3,091,672
Series Seed-1 preferred stock (convertible to common stock)	-	2,440,412
Series Seed-2 preferred stock (convertible to common stock)	-	2,088,696
Series Seed-3 preferred stock (convertible to common stock)	-	357,836
Common stock warrants	142,730	54,203
Preferred stock warrants	-	128,819
Stock options	1,594,800	941,406
Unvested restricted common stock issued not outstanding	326,839	-
Total potentially dilutive shares	2,064,369	9,103,044
Potentially dilutive items outstanding as of December 31, 2022 and 2021 is as follows:
	December 31,
	2022	2021
Series Seed preferred stock (convertible to common stock)	3,091,672	2,834,033
Series Seed-1 preferred stock (convertible to common stock)	2,440,411	2,440,411
Series Seed-2 preferred stock (convertible to common stock)	2,088,696	2,088,696
Series Seed-3 preferred stock (convertible to common stock)	357,836	357,836
Common stock warrants	54,203	13,912
Preferred stock warrants	128,819	128,819
Stock options	861,309	590,073
Total potentially dilutive shares	9,022,946	8,453,780